Earnings per share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Earnings per share
Antidilutive stock options to purchase common shares	7,927,900	10,029,500	9,745,800